JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 26.9%
American Credit Acceptance Receivables Trust
Series 2020-1, Class B, 2.08%, 12/13/2023 (a)	94	94
Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	148	151
Business Jet Securities LLC Series 2019-1, Class A, 4.21%, 7/15/2034 (a)	91	93
CarMax Auto Owner Trust Series 2020-1, Class B, 2.21%, 9/15/2025	112	116
CarNow Auto Receivables Trust Series 2021-1A, Class A, 0.97%, 10/15/2024 (a)	173	173
Carvana Auto Receivables Trust
Series 2021-P1, Class B, 1.19%, 1/11/2027	200	200
Series 2021-P1, Class C, 1.53%, 3/10/2027	200	202
CoreVest American Finance Trust Series 2019-2, Class B, 3.42%, 6/15/2052‡ (a)	250	267
CPS Auto Receivables Trust Series 2019-C, Class B, 2.63%, 8/15/2023 (a)	48	48
Credit Acceptance Auto Loan Trust
Series 2020-1A, Class A, 2.01%, 2/15/2029 (a)	250	256
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	250	253
Diamond Resorts Owner Trust Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	102	102
Drive Auto Receivables Trust Series 2020-1, Class D, 2.70%, 5/17/2027	400	414
DT Auto Owner Trust
Series 2018-1A, Class D, 3.81%, 12/15/2023 (a)	43	43
Series 2020-2A, Class A, 1.14%, 1/16/2024 (a)	27	27
Series 2020-1A, Class B, 2.16%, 5/15/2024 (a)	50	51
Series 2019-1A, Class C, 3.61%, 11/15/2024 (a)	72	73
Series 2019-2A, Class C, 3.18%, 2/18/2025 (a)	190	193
Exeter Automobile Receivables Trust
Series 2019-3A, Class B, 2.58%, 8/15/2023 (a)	60	60
Series 2020-1A, Class B, 2.26%, 4/15/2024 (a)	40	40
First Investors Auto Owner Trust Series 2019-1A, Class B, 3.02%, 3/17/2025 (a)	120	122
Flagship Credit Auto Trust
Series 2018-2, Class B, 3.56%, 5/15/2023 (a)	66	66
Series 2019-1, Class A, 3.11%, 8/15/2023 (a)	33	33
Series 2019-2, Class A, 2.83%, 10/16/2023 (a)	59	60
Series 2017-4, Class C, 2.92%, 11/15/2023 (a)	290	293
Series 2019-3, Class B, 2.48%, 8/15/2024 (a)	225	230
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	167	176
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	500	515
Ford Credit Auto Lease Trust Series 2019-A, Class A4, 2.98%, 6/15/2022	160	161
FREED ABS Trust Series 2020-FP1, Class A, 2.52%, 3/18/2027 (a)	28	28
GLS Auto Receivables Issuer Trust
Series 2019-2A, Class A, 3.06%, 4/17/2023 (a)	3	3
Series 2019-3A, Class A, 2.58%, 7/17/2023 (a)	18	17
GLS Auto Receivables Trust Series 2018-3A, Class B, 3.78%, 8/15/2023 (a)	60	60
Goodgreen (Cayman Islands) Series 2018-1A, Class A, 3.93%, 10/15/2053 (a) (b)	107	115
HERO Funding (Cayman Islands) Series 2017-3A, Class A2, 3.95%, 9/20/2048 (a)	55	58
Hyundai Auto Lease Securitization Trust Series 2019-A, Class A3, 2.98%, 7/15/2022 (a)	8	8
Lendmark Funding Trust Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	175	179
Marlette Funding Trust
Series 2019-1A, Class A, 3.44%, 4/16/2029 (a)	17	17
Series 2020-1A, Class A, 2.24%, 3/15/2030 (a)	31	31
Series 2021-1A, Class A, 0.60%, 6/16/2031 (a)	100	100
NMEF Funding LLC Series 2021-A, Class A2, 0.81%, 12/15/2027 (a)	310	310
Octane Receivables Trust Series 2021-1A, Class A, 0.93%, 3/22/2027 (a)	110	110

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Progress Residential Trust Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (a)	150	153
Santander Consumer Auto Receivables Trust Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	400	425
Santander Drive Auto Receivables Trust Series 2020-4, Class D, 1.48%, 1/15/2027	200	202
Springleaf Funding Trust Series 2015-BA, Class B, 3.80%, 5/15/2028‡ (a)	100	100
Tesla Auto Lease Trust Series 2018-B, Class A, 3.71%, 8/20/2021 (a)	2	2
Tidewater Auto Receivables Trust Series 2018-AA, Class C, 3.84%, 11/15/2024 (a)	132	132
Towd Point Mortgage Trust Series 2017-6, Class A1, 2.75%, 10/25/2057‡ (a) (b)	48	49
VOLT XCI LLC Series 2020-NPL7, Class A1, 3.10%, 11/25/2050‡ (a) (c)	181	182
Westgate Resorts LLC
Series 2018-1A, Class A, 3.38%, 12/20/2031 (a)	79	80
Series 2018-1A, Class B, 3.58%, 12/20/2031‡ (a)	79	80
Westlake Automobile Receivables Trust Series 2021-1A, Class C, 0.95%, 3/16/2026 (a)	125	125
World Omni Auto Receivables Trust Series 2017-B, Class A3, 1.95%, 2/15/2023	16	16

TOTAL ASSET-BACKED SECURITIES (Cost $7,007)		7,094

COLLATERALIZED MORTGAGE OBLIGATIONS — 24.1%
FHLMC, REMIC
Series 2488, Class GM, 6.00%, 8/15/2032	23	27
Series 4151, Class YC, 2.50%, 1/15/2033	145	149
Series 2740, Class PE, 5.50%, 1/15/2034	84	98
Series 2943, Class ZC, 5.00%, 2/15/2034	32	36
Series 2768, Class PK, 5.00%, 3/15/2034	29	33
Series 3237, Class CE, 5.50%, 11/15/2036	50	61
Series 3249, Class CB, 4.25%, 12/15/2036	42	47
Series 3258, Class XX, 5.50%, 12/15/2036	53	62
Series 4031, Class AB, 5.50%, 6/15/2037	104	120
Series 3404, Class DC, 5.50%, 1/15/2038	50	59
Series 3601, Class HB, 5.00%, 11/15/2039	25	28
Series 3626, Class ME, 5.00%, 1/15/2040	29	33
Series 3680, Class ZA, 4.50%, 6/15/2040	96	108
Series 3777, Class WA, 4.00%, 12/15/2040	75	82
Series 3772, Class NE, 4.50%, 12/15/2040	180	196
Series 3939, Class AZ, 4.00%, 3/15/2041	118	131
Series 4240, Class DK, 4.00%, 11/15/2042	53	59
Series 4283, Class EW, 4.50%, 12/15/2043 (b)	77	84
FNMA, REMIC
Series 2013-17, Class YM, 4.00%, 3/25/2033	69	76
Series 2003-32, Class UJ, 5.50%, 5/25/2033	20	23
Series 2003-82, Class Z, 5.50%, 8/25/2033	35	40
Series 2004-17, Class H, 5.50%, 4/25/2034	83	97
Series 2004-31, Class MZ, 4.25%, 5/25/2034	31	35
Series 2004-36, Class CB, 5.00%, 5/25/2034	22	24
Series 2004-91, Class BR, 5.50%, 12/25/2034	28	32
Series 2009-13, Class PM, 4.00%, 4/25/2035	62	64
Series 2005-29, Class WQ, 5.50%, 4/25/2035	99	116
Series 2005-109, Class GD, 6.00%, 10/25/2035	18	19
Series 2015-65, Class LD, 3.50%, 1/25/2036	147	163
Series 2005-122, Class PY, 6.00%, 1/25/2036	71	84
Series 2006-24, Class Z, 5.50%, 4/25/2036	90	103
Series 2007-36, Class PH, 5.50%, 4/25/2037	29	33
Series 2007-60, Class ZB, 4.75%, 5/25/2037	215	235
Series 2009-42, Class TZ, 4.50%, 3/25/2039	232	261
Series 2009-66, Class KE, 4.00%, 9/25/2039	48	53
Series 2009-105, Class DB, 4.50%, 12/25/2039	25	29
Series 2010-43, Class EM, 5.00%, 5/25/2040	21	25

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2010-87, Class PJ, 3.50%, 6/25/2040	16	16
Series 2010-59, Class EB, 5.00%, 6/25/2040	300	373
Series 2011-146, Class LX, 3.50%, 10/25/2040	200	214
Series 2011-1, Class QA, 4.50%, 10/25/2040	16	16
Series 2010-133, Class GP, 4.00%, 11/25/2040	250	285
Series 2010-123, Class KU, 4.50%, 11/25/2040	117	130
Series 2010-129, Class PZ, 4.50%, 11/25/2040	213	222
Series 2010-136, Class CY, 4.00%, 12/25/2040	290	329
Series 2010-141, Class AL, 4.00%, 12/25/2040	116	123
Series 2010-154, Class KZ, 4.50%, 1/25/2041	47	56
Series 2011-55, Class BZ, 3.50%, 6/25/2041	177	194
Series 2011-115, Class UC, 4.00%, 11/25/2041	70	75
Series 2013-114, Class LM, 4.00%, 3/25/2042	200	223
Series 2012-120, Class PA, 3.50%, 10/25/2042	67	74
Series 2014-19, Class Z, 4.50%, 4/25/2044	276	320
Series 2015-61, Class PV, 3.50%, 5/25/2044	19	20
Series 2016-32, Class PA, 3.00%, 12/25/2045	121	129
GNMA
Series 2003-46, Class HA, 4.50%, 6/20/2033	72	77
Series 2004-55, Class MC, 5.50%, 7/20/2034	16	19
Series 2005-16, Class CA, 5.00%, 2/20/2035	27	30
Series 2005-17, Class GE, 5.00%, 2/20/2035	121	136
Series 2008-25, Class AD, 4.50%, 3/20/2038	86	94
Series 2009-16, Class ZD, 6.00%, 3/20/2039	110	128
Series 2009-58, Class PA, 4.50%, 7/20/2039	132	145
Series 2010-69, Class ME, 3.00%, 4/20/2040	14	14

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,928)		6,367

CORPORATE BONDS — 23.3%
Aerospace & Defense — 0.7%
Boeing Co. (The) 4.51%, 5/1/2023	70	74
Northrop Grumman Corp.
3.20%, 2/1/2027	30	33
3.85%, 4/15/2045	20	22
Raytheon Technologies Corp. 4.15%, 5/15/2045	40	46

		175

Automobiles — 0.7%
Hyundai Capital America 1.80%, 10/15/2025 (a)	100	101
Nissan Motor Acceptance Corp.
3.88%, 9/21/2023 (a)	30	32
2.00%, 3/9/2026 (a)	45	45

		178

Banks — 1.5%
Bank of America Corp.
4.20%, 8/26/2024	60	66
5.00%, 1/21/2044	55	69
(ICE LIBOR USD 3 Month + 1.19%), 3.95%, 1/23/2049 (d)	15	17
Citigroup, Inc.
3.20%, 10/21/2026	19	21
8.13%, 7/15/2039	30	50
Fifth Third Bancorp 3.65%, 1/25/2024	25	27
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.78%, 3/2/2025	15	16
3.74%, 3/7/2029	55	62
Sumitomo Mitsui Financial Group, Inc. (Japan) 3.36%, 7/12/2027	25	27
Wells Fargo & Co. 4.65%, 11/4/2044	30	36

		391

Beverages — 0.6%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046	25	30
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.90%, 2/1/2046	10	12
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.00%, 4/13/2028	15	17
4.95%, 1/15/2042	45	55
Constellation Brands, Inc.
3.70%, 12/6/2026	10	11
3.75%, 5/1/2050	5	5
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	15	18
5.09%, 5/25/2048	5	6

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Molson Coors Beverage Co. 4.20%, 7/15/2046	15	16

		170

Biotechnology — 0.6%
AbbVie, Inc.
4.55%, 3/15/2035	10	12
4.70%, 5/14/2045	15	18
4.45%, 5/14/2046	25	29
4.88%, 11/14/2048	15	19
Biogen, Inc.
2.25%, 5/1/2030	30	30
3.15%, 5/1/2050	30	28
Gilead Sciences, Inc. 4.80%, 4/1/2044	15	18

		154

Capital Markets — 0.9%
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	15	21
Goldman Sachs Group, Inc. (The) (ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038 (d)	65	73
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.37%), 3.76%, 11/28/2028 (a) (d)	20	22
Morgan Stanley
3.13%, 7/27/2026	35	38
3.95%, 4/23/2027	25	28
(ICE LIBOR USD 3 Month + 1.63%), 4.43%, 1/23/2030 (d)	50	59
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	10	10

		251

Chemicals — 0.7%
DuPont de Nemours, Inc.
4.49%, 11/15/2025	20	23
5.32%, 11/15/2038	20	25
LYB International Finance II BV 3.50%, 3/2/2027	20	22
LYB International Finance III LLC 3.38%, 10/1/2040	20	20
Mosaic Co. (The)
3.25%, 11/15/2022	10	10
4.05%, 11/15/2027	10	12
Nutrien Ltd. (Canada)
3.00%, 4/1/2025	20	21
6.13%, 1/15/2041	20	28
Sherwin-Williams Co. (The) 2.30%, 5/15/2030	30	30

		191

Construction Materials — 0.1%
Martin Marietta Materials, Inc. 3.45%, 6/1/2027	30	33

Consumer Finance — 0.6%
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2023 (a)	35	37
5.50%, 1/15/2026 (a)	25	28
Capital One Financial Corp.
4.20%, 10/29/2025	15	17
3.75%, 3/9/2027	25	28
General Motors Financial Co., Inc.
5.20%, 3/20/2023	25	27
1.25%, 1/8/2026	15	15

		152

Diversified Financial Services — 0.4%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	5	5
3.85%, 6/15/2025 (a)	30	32
ORIX Corp. (Japan) 3.70%, 7/18/2027	30	34
Shell International Finance BV (Netherlands) 5.50%, 3/25/2040	20	27

		98

Diversified Telecommunication Services — 1.2%
AT&T, Inc.
2.25%, 2/1/2032	15	14
2.55%, 12/1/2033 (a)	52	50
3.50%, 9/15/2053 (a)	68	65
Deutsche Telekom International Finance BV (Germany) 8.75%, 6/15/2030 (c)	25	37
Telefonica Emisiones SA (Spain) 7.05%, 6/20/2036	15	21
Verizon Communications, Inc.
2.10%, 3/22/2028	25	25
4.33%, 9/21/2028	41	47
4.86%, 8/21/2046	46	58

		317

Electric Utilities — 1.4%
Cleveland Electric Illuminating Co. (The) 5.95%, 12/15/2036	20	25
Duke Energy Corp. 3.75%, 9/1/2046	25	26
Emera US Finance LP (Canada)
3.55%, 6/15/2026	10	11
4.75%, 6/15/2046	20	23
Entergy Louisiana LLC 4.00%, 3/15/2033	40	46
Evergy, Inc. 2.90%, 9/15/2029	30	31
Fortis, Inc. (Canada) 3.06%, 10/4/2026	19	20
Indiana Michigan Power Co. Series K, 4.55%, 3/15/2046	15	18
Metropolitan Edison Co. 3.50%, 3/15/2023 (a)	15	16

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
NextEra Energy Capital Holdings, Inc. 2.25%, 6/1/2030	30	30
Pacific Gas and Electric Co. 1.37%, 3/10/2023	80	79
PPL Capital Funding, Inc. 3.10%, 5/15/2026	20	22
Southern Co. (The) 3.25%, 7/1/2026	30	33

		380

Electrical Equipment — 0.1%
Eaton Corp. 3.10%, 9/15/2027	25	27
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics, Inc.
3.25%, 9/8/2024	15	16
3.88%, 1/12/2028	15	17
Corning, Inc.
5.35%, 11/15/2048	20	25
4.38%, 11/15/2057	15	17

		75

Energy Equipment & Services — 0.6%
Baker Hughes a GE Co. LLC
3.34%, 12/15/2027	30	33
4.08%, 12/15/2047	30	32
Halliburton Co.
3.80%, 11/15/2025	2	2
4.50%, 11/15/2041	10	11
NOV, Inc. 3.60%, 12/1/2029	30	31
Schlumberger Holdings Corp.
4.00%, 12/21/2025 (a)	15	17
4.30%, 5/1/2029 (a)	30	34

		160

Equity Real Estate Investment Trusts (REITs) — 2.5%
American Tower Corp.
5.00%, 2/15/2024	30	33
3.95%, 3/15/2029	15	17
1.88%, 10/15/2030	50	47
Boston Properties LP 3.40%, 6/21/2029	25	27
Brixmor Operating Partnership LP 3.65%, 6/15/2024	25	27
Crown Castle International Corp. 4.45%, 2/15/2026	30	34
Duke Realty LP 4.00%, 9/15/2028	25	28
Equinix, Inc. 3.20%, 11/18/2029	18	19
ERP Operating LP 3.00%, 7/1/2029	30	32
Healthcare Trust of America Holdings LP 3.75%, 7/1/2027	25	28
Host Hotels & Resorts LP 3.88%, 4/1/2024	15	16
Life Storage LP 4.00%, 6/15/2029	25	28
Mid-America Apartments LP 3.95%, 3/15/2029	25	28
National Retail Properties, Inc. 4.00%, 11/15/2025	20	22
Realty Income Corp. 3.65%, 1/15/2028	25	27
Regency Centers LP 3.60%, 2/1/2027	45	50
Scentre Group Trust 1 (Australia) 3.63%, 1/28/2026 (a)	60	65
Simon Property Group LP 4.75%, 3/15/2042	10	12
UDR, Inc.
4.40%, 1/26/2029	20	22
3.00%, 8/15/2031	20	21
VEREIT Operating Partnership LP
4.88%, 6/1/2026	10	12
2.85%, 12/15/2032	25	25
Welltower, Inc.
4.00%, 6/1/2025	25	27
6.50%, 3/15/2041	10	14

		661

Food & Staples Retailing — 0.3%
Kroger Co. (The) 5.15%, 8/1/2043	30	38
Sysco Corp. 5.65%, 4/1/2025	25	29

		67

Food Products — 0.2%
Conagra Brands, Inc. 5.30%, 11/1/2038	5	6
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	20	25
Tyson Foods, Inc. 5.15%, 8/15/2044	10	13
		44
Gas Utilities — 0.0% (e)
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	10	10

Health Care Equipment & Supplies — 0.3%
Abbott Laboratories 4.75%, 11/30/2036	15	19
Becton Dickinson and Co.
3.70%, 6/6/2027	10	11
2.82%, 5/20/2030	30	31
Boston Scientific Corp. 4.70%, 3/1/2049	10	12

		73

Health Care Providers & Services — 0.7%
Anthem, Inc. 4.63%, 5/15/2042	20	24
Cigna Corp. 3.40%, 3/15/2051	25	25

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
CVS Health Corp.
4.30%, 3/25/2028	24	28
4.78%, 3/25/2038	27	32
HCA, Inc.
4.50%, 2/15/2027	20	23
5.25%, 6/15/2049	15	18
Quest Diagnostics, Inc. 2.80%, 6/30/2031	30	31

		181

Hotels, Restaurants & Leisure — 0.2%
McDonald’s Corp. 4.70%, 12/9/2035	30	36
Starbucks Corp. 4.45%, 8/15/2049	15	18

		54

Industrial Conglomerates — 0.4%
General Electric Co. 6.75%, 3/15/2032	70	95
Insurance — 1.0%
American Financial Group, Inc. 3.50%, 8/15/2026	20	22
American International Group, Inc.
3.88%, 1/15/2035	25	28
4.38%, 1/15/2055	15	17
Athene Global Funding
3.00%, 7/1/2022 (a)	25	26
2.95%, 11/12/2026 (a)	30	31
Athene Holding Ltd. 4.13%, 1/12/2028	10	11
Cincinnati Financial Corp. 6.92%, 5/15/2028	20	26
Lincoln National Corp. 4.35%, 3/1/2048	20	23
Markel Corp.
3.50%, 11/1/2027	20	22
5.00%, 5/20/2049	15	19
Principal Financial Group, Inc. 3.70%, 5/15/2029	5	6
Prudential Financial, Inc. 3.88%, 3/27/2028	30	34

		265

IT Services — 0.1%
Fiserv, Inc. 2.65%, 6/1/2030	30	31
Media — 1.0%
Charter Communications Operating LLC
4.91%, 7/23/2025	25	29
6.38%, 10/23/2035	20	26
5.75%, 4/1/2048	10	12
Comcast Corp.
3.20%, 7/15/2036	40	42
6.40%, 5/15/2038	30	42
4.50%, 1/15/2043	15	18
Cox Communications, Inc. 3.15%, 8/15/2024 (a)	25	27
Discovery Communications LLC 3.63%, 5/15/2030	25	27
ViacomCBS, Inc. 4.95%, 1/15/2031	30	36

		259

Metals & Mining — 0.3%
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	15	17
1.63%, 9/1/2025 (a)	20	19
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (a)	10	11
Teck Resources Ltd. (Canada) 6.13%, 10/1/2035	20	25

		72

Multiline Retail — 0.1%
Dollar General Corp.
4.13%, 5/1/2028	5	6
3.50%, 4/3/2030	20	22
Kohl’s Corp. 3.38%, 5/1/2031	10	10

		38

Multi-Utilities — 0.2%
Ameren Corp. 1.75%, 3/15/2028	5	5
Dominion Energy, Inc. Series C, 4.05%, 9/15/2042	20	22
Sempra Energy 3.80%, 2/1/2038	25	27

		54

Oil, Gas & Consumable Fuels — 2.4%
APT Pipelines Ltd. (Australia) 4.25%, 7/15/2027 (a)	30	34
Boardwalk Pipelines LP 5.95%, 6/1/2026	20	24
Buckeye Partners LP 5.85%, 11/15/2043	10	10
Chevron USA, Inc. 5.05%, 11/15/2044	30	39
CNOOC Petroleum North America ULC (China) 5.88%, 3/10/2035	20	25
Enbridge, Inc. (Canada)
4.25%, 12/1/2026	20	22
4.50%, 6/10/2044	15	17
Energy Transfer LP
5.88%, 3/1/2022	15	15
4.00%, 10/1/2027	10	11
5.35%, 5/15/2045	30	33
6.25%, 4/15/2049	15	19
Enterprise Products Operating LLC
3.13%, 7/31/2029	15	16
5.10%, 2/15/2045	25	31
Kinder Morgan Energy Partners LP 3.95%, 9/1/2022	25	26
Kinder Morgan, Inc.
2.00%, 2/15/2031	25	24
3.25%, 8/1/2050	10	9

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Magellan Midstream Partners LP 4.20%, 10/3/2047	10	11
Marathon Petroleum Corp. 6.50%, 3/1/2041	15	20
MPLX LP
4.13%, 3/1/2027	15	17
4.50%, 4/15/2038	10	11
5.20%, 3/1/2047	15	18
ONEOK, Inc.
3.40%, 9/1/2029	30	31
4.45%, 9/1/2049	15	16
Phillips 66 4.88%, 11/15/2044	20	24
Pioneer Natural Resources Co. 1.90%, 8/15/2030	30	28
Plains All American Pipeline LP 3.55%, 12/15/2029	30	31
Spectra Energy Partners LP 4.50%, 3/15/2045	20	22
Suncor Energy, Inc. (Canada) 5.35%, 7/15/2033	20	24
TransCanada PipeLines Ltd. (Canada) 4.63%, 3/1/2034	15	17
Williams Cos., Inc. (The) 3.90%, 1/15/2025	20	22
WPX Energy, Inc. 5.25%, 9/15/2024	20	22

		669

Pharmaceuticals — 0.5%
Mylan, Inc. 5.20%, 4/15/2048	10	12
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	50	55
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	10	11
Zoetis, Inc. 4.50%, 11/13/2025	15	17
2.00%, 5/15/2030	15	15
4.70%, 2/1/2043	15	18

		128

Road & Rail — 0.7%
Burlington Northern Santa Fe LLC 4.40%, 3/15/2042	30	36
CSX Corp.
2.40%, 2/15/2030	15	15
4.30%, 3/1/2048	20	23
ERAC USA Finance LLC 5.63%, 3/15/2042 (a)	30	40
Norfolk Southern Corp.
4.65%, 1/15/2046	10	12
4.05%, 8/15/2052	15	17
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	30	30

		173

Semiconductors & Semiconductor Equipment — 0.3%
Broadcom Corp.
3.13%, 1/15/2025	30	33
3.88%, 1/15/2027	25	27
Microchip Technology, Inc. 0.97%, 2/15/2024 (a)	21	21

		81

Software — 0.2%
Oracle Corp. 3.85%, 7/15/2036	50	54
Specialty Retail — 0.2%
AutoZone, Inc.
4.00%, 4/15/2030	10	11
1.65%, 1/15/2031	20	19
O’Reilly Automotive, Inc.
3.60%, 9/1/2027	15	17
1.75%, 3/15/2031	15	14

		61

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC
5.45%, 6/15/2023 (a)	15	16
6.02%, 6/15/2026 (a)	20	24
6.20%, 7/15/2030 (a)	10	13

		53

Tobacco — 0.4%
Altria Group, Inc.
3.40%, 5/6/2030	30	31
3.88%, 9/16/2046	15	14
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	5	5
3.56%, 8/15/2027	20	22
Reynolds American, Inc. (United Kingdom) 5.85%, 8/15/2045	25	29

		101

Trading Companies & Distributors — 0.4%
Air Lease Corp.
3.50%, 1/15/2022	25	26
3.25%, 3/1/2025	10	11
3.25%, 10/1/2029	20	20
Aviation Capital Group LLC
2.88%, 1/20/2022 (a)	30	30
3.50%, 11/1/2027 (a)	20	21

		108

Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc. (Canada) 4.50%, 3/15/2043	10	11
T-Mobile USA, Inc.
3.75%, 4/15/2027	15	16
4.50%, 4/15/2050	5	6

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Vodafone Group plc (United Kingdom)
4.38%, 5/30/2028	25	30
5.00%, 5/30/2038	11	13

		76

TOTAL CORPORATE BONDS (Cost $5,821)		6,160

COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.8%
20 Times Square Trust
Series 2018-20TS, Class D, 3.10%, 5/15/2035‡ (a) (b)	100	99
Series 2018-20TS, Class E, 3.10%, 5/15/2035‡ (a) (b)	100	96
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class A3, 2.82%, 4/10/2046	24	24
Series 2014-GC19, Class A3, 3.75%, 3/10/2047	8	9
Series 2014-GC23, Class A3, 3.36%, 7/10/2047	8	9
Commercial Mortgage Trust
Series 2014-UBS2, Class A4, 3.69%, 3/10/2047	10	10
Series 2014-CR17, Class A4, 3.70%, 5/10/2047	28	30
Series 2014-UBS3, Class A3, 3.55%, 6/10/2047	24	25
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K731, Class AM, 3.60%, 2/25/2025 (b)	200	219
Series K090, Class A2, 3.42%, 2/25/2029	120	137
FREMF Mortgage Trust Series 2013-K26, Class B, 3.60%, 12/25/2045 (a) (b)	99	103
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class AS, 1.30%, 11/21/2035‡ (a) (b)	84	84
GS Mortgage Securities Trust
Series 2013-GC16, Class AS, 4.65%, 11/10/2046	111	120
Series 2013-GC16, Class B, 5.16%, 11/10/2046 (b)	50	54
JPMBB Commercial Mortgage Securities Trust Series 2013-C15, Class C, 5.20%, 11/15/2045 (b)	30	32
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-LC11, Class A4, 2.69%, 4/15/2046	14	14
Series 2011-C5, Class B, 5.42%, 8/15/2046 (a) (b)	169	170
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class A3, 3.47%, 12/15/2047	126	134
Wells Fargo Commercial Mortgage Trust Series 2015-NXS4, Class A3, 3.45%, 12/15/2048	123	134
WFRBS Commercial Mortgage Trust Series 2013-C13, Class A3, 2.75%, 5/15/2045	26	27

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,445)		1,530

MORTGAGE-BACKED SECURITIES — 1.5%
FNMA, Other
Pool # AM4660, 3.77%, 12/1/2025	130	144
Pool # AM5940, 3.24%, 6/1/2026	66	73
Pool # AM6428, 3.58%, 8/1/2029	84	93
Pool # AM6430, 3.58%, 8/1/2029	84	96

TOTAL MORTGAGE-BACKED SECURITIES (Cost $369)		406

U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bonds 2.00%, 2/15/2050(Cost $34)	30	28

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 18.2%
INVESTMENT COMPANIES — 18.2%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(f) (g) (Cost $4,810)	4,807	4,810

Total Investments — 99.9% (Cost $25,414)		26,395
Other Assets Less Liabilities — 0.1%		29

Net Assets — 100.0%		26,424

Percentages indicated are based on net assets.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(e)	Amount rounds to less than 0.1% of net assets.
(f)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(g)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (Continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Focus SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$ —	$6,416	$678	$7,094
Collateralized Mortgage Obligations	—	6,367	—	6,367
Commercial Mortgage-Backed Securities	—	1,251	279	1,530
Corporate Bonds	—	6,160	—	6,160
Mortgage-Backed Securities	—	406	—	406
U.S. Treasury Obligations	—	28	—	28
Short-Term Investments
Investment Companies	4,810	—	—	4,810

Total Investments in Securities	$4,810	$20,628	$957	$26,395

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)		Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$812	$—	$1		$—	(a)	$—	$(135)	$—	$—	$678
Commercial Mortgage-Backed Securities	345	—	—	(a)	—	(a)	—	(66)	—	—	279

Total	$1,157	$—	$1		$—	(a)	$—	$(201)	$—	$—	$957

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $2.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at May 31, 2021	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$678	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (13.97%)
			Yield (Discount Rate of Cash Flows)	0.13% - 3.13% (2.27%)

Asset-Backed Securities	678

	195	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	3.71% - 5.01% (4.36%)

Commercial Mortgage-Backed Securities	195

Total	$873

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $84. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)		Change in Unrealized Appreciation/ (Depreciation)		Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.05%(a)(b)	$1,175	$9,241	$5,606	$—	(c)	$—	(c)	$4,810	4,807	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.
(c)	Amount rounds to less than one thousand.